CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	USD ($) shares	Share Capital USD ($) shares	Reserves USD ($)	Deficit USD ($)
Beginning balance (in shares) at Dec. 31, 2015 | shares		227,401,681
Beginning balance at Dec. 31, 2015	$ 1,664,031	$ 1,914,676	$ 19,372	$ (270,017)
Changes in equity [abstract]
Earnings and comprehensive income	117,876			117,876
Shares issued under the Share Plan (in shares) | shares		244,000
Shares issued under the Share Plan	787	$ 3,729	(2,942)
Shares issued as transaction costs (in shares) | shares		455,019
Shares issued as transaction costs	5,332	$ 5,332	0
Shares issued on acquisition (in shares) | shares		69,239,629
Shares issued on acquisition	685,106	$ 676,670	8,436
Shares issued on conversion of Performance Share Units (“PSUs”) on acquisition of Lake Shore Gold (in shares) | shares		211,442
Shares issued on conversion of Performance Share Units (“PSUs”) on acquisition of Lake Shore Gold	2,131	$ 2,131	0
Shares issued on conversion and redemption of convertible debentures (in shares) | shares		10,733,675
Shares issued on conversion and redemption of convertible debentures	$ 137,997	$ 137,997	0
Shares issued on exercise of stock options (in shares) | shares	2,819,838	2,819,838
Shares issued on exercise of share options	$ 19,790	$ 32,175	(12,385)
Share-based payments	6,148		6,148
Dividends paid to shareholders (in shares) | shares		256,747
Dividends paid to shareholders	(67,044)	$ 2,358		(69,402)
Ending balance at Dec. 31, 2016	$ 2,572,154	$ 2,775,068	18,629	(221,543)
Ending balance (in shares) at Dec. 31, 2016 | shares	311,362,031	311,362,031.000
Changes in equity [abstract]
Earnings and comprehensive income	$ 81,793			81,793
Shares issued under the Share Plan (in shares) | shares		290,750
Shares issued under the Share Plan	$ 656	$ 3,838	(3,182)
Shares issued on exercise of stock options (in shares) | shares	112,136	112,136
Shares issued on exercise of share options	$ 914	$ 1,339	(425)
Share-based payments	$ 5,068		5,068
Dividends paid to shareholders (in shares) | shares	1,010,844	1,010,844
Dividends paid to shareholders	$ (35,697)	$ 7,989		(43,686)
Ending balance at Dec. 31, 2017	$ 2,624,888	$ 2,788,234	$ 20,090	$ (183,436)
Ending balance (in shares) at Dec. 31, 2017 | shares	312,775,761	312,775,761